Issued Capital and Reserves - Additional Information (Details)	Mar. 04, 2020 CNY (¥)	Dec. 31, 2020 CNY (¥)	Mar. 04, 2020 USD ($) shares	Feb. 29, 2020 CNY (¥) shares	Dec. 31, 2019 CNY (¥) shares
Equity And Liabilities [Abstract]
Shares issued | shares			1,499,423	4,856,273
Issued capital (Note 20)		¥ 162,000	$ 12,999,997	¥ 284,000,000	¥ 118,000
Percentage of equity interests acquired				100.00%
Issuance costs | ¥	¥ 557,000
Number of shares of Lebon Holding Limited pledged | shares					1,150,836
Minimum percentage of after tax profit to be kept as statutory reserve		10.00%
Percentage at which rights to discontinue allocations to statutory reserve		50.00%
Restricted amount included in statutory reserve fund as per CAS | ¥		¥ 213,000			¥ 8,694,000